Expense Example - (Allspring Large Cap Value Fund)	Apr. 30, 2025 USD ($)
(Allspring Large Cap Value Fund - Classes A, C) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 654
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	1,614
(Allspring Large Cap Value Fund - Classes A, C) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,958
(Allspring Large Cap Value Fund - Class R6) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	607
(Allspring Large Cap Value Fund - Administrator Class) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,029
(Allspring Large Cap Value Fund - Institutional Class) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	$ 729